6. Prepaid expenses and other current assets (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Prepaid Expenses And Other Current Assets Details
Prepaid Insurance	$ 2,350	$ 5,572
Prepaid Legal Services (Retainers)	37,900	12,900
Other prepayments to suppliers	10,513	13,645
Deposits	$ 50,763	$ 32,117